Revenue	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
REVENUE

NOTE 7 - REVENUE:

For the six months ended June 30, 2020 and June 30, 2021 total revenues consist primarily of monitoring patient services (approximately 98.6% and 98.3% respectively) which were generated in the U.S.